VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 0.5%
Canada : 0.1%
Export Development
Canada Reg S
30.00%, 12/05/25 TRY 34,000 $ 802,322
Underline
Qatar : 0.1%
QNB Finance Ltd.
13.50%, 10/06/25 TRY 30,350 665,681
QNB Finance Ltd. Reg S
3.50%, 03/09/26 CNY 14,100 1,963,277
2,628,958
South Africa : 0.2%
Eskom Holdings SOC Ltd.
0.00%, 08/18/27 ^ ZAR 78,505 2,968,743
7.50%, 09/15/33 ZAR 11,000 477,481
7.85%, 04/02/26 ZAR 24,350 1,302,268
Transnet SOC Ltd.
9.50%, 08/19/25 ZAR 21,000 1,139,131
Transnet SOC Ltd. Reg S
13.50%, 04/18/28 ZAR 4,250 248,162
6,135,785
United Kingdom : 0.1%
European Bank for
Reconstruction &
Development
6.75%, 01/13/32 INR 284,000 3,339,777
Underline
Total Corporate Bonds
(Cost: $19,032,512) 12,906,842
GOVERNMENT OBLIGATIONS : 96.8%
Brazil : 5.4%
Brazil Letras do Tesouro
Nacional
0.00%, 01/01/26 ^ BRL 167,690 26,345,750
0.00%, 07/01/26 ^ BRL 190,530 27,947,367
0.00%, 07/01/27 ^ BRL 83,520 10,713,185
0.00%, 01/01/28 ^ BRL 48,720 5,841,455
0.00%, 07/01/28 ^ BRL 19,190 2,150,733
0.00%, 01/01/29 ^ BRL 67,700 7,054,610
0.00%, 01/01/30 ^ BRL 56,930 5,173,490
0.00%, 01/01/32 ^ BRL 12,810 872,904
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/27 BRL 109,970 17,838,320
10.00%, 01/01/29 BRL 111,165 16,919,935
10.00%, 01/01/31 BRL 89,030 12,796,364
10.00%, 01/01/33 BRL 47,020 6,454,302
10.00%, 01/01/35 BRL 54,280 7,233,030
147,341,445
Chile : 3.2%
Bonos de la Tesoreria de
la Republica de Chile
4.50%, 03/01/26 CLP 2,770,000 2,907,494
5.00%, 03/01/35 CLP 10,425,000 10,329,319
6.00%, 01/01/43 CLP 8,125,000 8,797,692
Bonos de la Tesoreria de
la Republica de Chile
144A Reg S
Par
(000’s) Value
Chile (continued)
4.70%, 09/01/30 CLP 10,935,000 $ 10,933,801
5.00%, 10/01/28 CLP 3,490,000 3,598,334
Bonos de la Tesoreria de
la Republica en pesos
0.00%, 05/06/27 ^ CLP 8,405,000 7,905,009
0.00%, 04/01/29 ^ CLP 10,455,000 8,890,161
Bonos de la Tesoreria de
la Republica en pesos
144A Reg S
5.30%, 11/01/37 CLP 4,705,000 4,766,675
5.80%, 10/01/29 CLP 5,115,000 5,379,326
5.80%, 10/01/34 CLP 4,060,000 4,281,074
6.00%, 04/01/33 CLP 11,790,000 12,513,529
6.20%, 10/01/40 CLP 4,680,000 5,142,858
7.00%, 05/01/34 CLP 2,520,000 2,894,347
88,339,619
China : 9.0%
China Government Bond
1.42%, 11/15/27 CNY 10,480 1,441,197
1.43%, 01/25/30 CNY 12,420 1,694,488
1.45%, 02/25/28 CNY 21,820 2,996,968
1.49%, 12/25/31 CNY 5,100 691,231
1.61%, 02/15/35 CNY 7,810 1,057,410
1.62%, 08/15/27 CNY 1,420 195,844
1.74%, 10/15/29 CNY 23,650 3,272,150
1.85%, 05/15/27 CNY 13,200 1,828,956
1.87%, 09/15/31 CNY 5,000 694,645
1.91%, 07/15/29 CNY 7,700 1,073,944
1.92%, 01/15/55 CNY 5,670 762,823
2.04%, 02/25/27 CNY 9,830 1,366,775
2.04%, 11/25/34 CNY 19,000 2,658,904
2.05%, 04/15/29 CNY 27,980 3,917,257
2.11%, 08/25/34 CNY 18,430 2,596,770
2.12%, 06/25/31 CNY 12,120 1,706,462
2.17%, 08/29/34 CNY 29,400 4,143,855
2.18%, 08/15/26 CNY 12,270 1,705,269
2.19%, 09/25/54 CNY 7,350 1,051,422
2.25%, 08/29/39 CNY 9,170 1,291,099
2.27%, 05/25/34 CNY 30,520 4,373,441
2.28%, 11/25/25 CNY 17,300 2,397,203
2.28%, 03/25/31 CNY 22,620 3,210,540
2.30%, 05/15/26 CNY 20,870 2,900,736
2.33%, 08/15/44 CNY 10,740 1,527,397
2.35%, 02/25/34 CNY 22,260 3,191,158
2.37%, 01/20/27 CNY 930 130,078
2.37%, 01/15/29 CNY 9,880 1,397,922
2.39%, 11/15/26 CNY 25,290 3,531,138
2.40%, 07/15/28 CNY 12,110 1,710,403
2.44%, 10/15/27 CNY 26,900 3,782,413
2.46%, 02/15/26 CNY 8,580 1,192,212
2.47%, 07/25/54 CNY 14,020 2,071,771
2.48%, 04/15/27 CNY 16,990 2,384,466
2.48%, 09/25/28 CNY 5,570 789,231
2.49%, 05/25/44 CNY 19,070 2,776,247
2.50%, 07/25/27 CNY 29,960 4,208,879
2.52%, 08/25/33 CNY 41,120 5,952,246
2.54%, 12/25/30 CNY 32,740 4,706,675
2.55%, 10/15/28 CNY 37,680 5,356,484

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
2.57%, 05/20/54 CNY 22,180 $ 3,357,280
2.60%, 09/15/30 CNY 34,620 4,988,278
2.60%, 09/01/32 CNY 23,120 3,357,951
2.62%, 04/15/28 CNY 23,190 3,292,320
2.62%, 09/25/29 CNY 28,330 4,068,297
2.62%, 06/25/30 CNY 23,670 3,408,112
2.64%, 01/15/28 CNY 21,660 3,070,506
2.67%, 05/25/33 CNY 24,480 3,578,308
2.67%, 11/25/33 CNY 35,390 5,191,879
2.68%, 05/21/30 CNY 38,180 5,521,134
2.69%, 08/12/26 CNY 33,950 4,755,352
2.69%, 08/15/32 CNY 31,640 4,627,873
2.75%, 06/15/29 CNY 29,140 4,191,391
2.75%, 02/17/32 CNY 33,920 4,973,493
2.76%, 05/15/32 CNY 15,150 2,223,422
2.79%, 12/15/29 CNY 28,190 4,080,023
2.80%, 03/24/29 CNY 23,340 3,357,337
2.80%, 03/25/30 CNY 38,450 5,581,815
2.80%, 11/15/32 CNY 19,610 2,889,747
2.85%, 06/04/27 CNY 47,560 6,740,265
2.88%, 02/25/33 CNY 22,230 3,303,595
2.89%, 11/18/31 CNY 30,340 4,473,576
2.91%, 10/14/28 CNY 23,110 3,325,457
3.00%, 10/15/53 CNY 17,390 2,870,965
3.01%, 05/13/28 CNY 39,870 5,737,009
3.02%, 05/27/31 CNY 43,580 6,463,563
3.03%, 03/11/26 CNY 3,660 512,789
3.12%, 12/05/26 CNY 6,090 862,838
3.12%, 10/25/52 CNY 19,280 3,204,676
3.13%, 11/21/29 CNY 21,890 3,221,440
3.19%, 04/15/53 CNY 11,960 2,013,426
3.22%, 12/06/25 CNY 19,050 2,660,877
3.25%, 06/06/26 CNY 29,030 4,092,868
3.25%, 11/22/28 CNY 2,020 295,551
3.27%, 11/19/30 CNY 32,810 4,923,501
3.28%, 12/03/27 CNY 33,930 4,902,537
3.29%, 05/23/29 CNY 31,540 4,649,659
3.32%, 04/15/52 CNY 14,840 2,544,694
3.53%, 10/18/51 CNY 12,540 2,216,631
3.72%, 04/12/51 CNY 13,570 2,463,832
3.81%, 09/14/50 CNY 29,170 5,389,581
247,121,957
Colombia : 4.0%
Colombian TES
5.75%, 11/03/27 COP 21,454,700 4,595,293
6.00%, 04/28/28 COP 55,416,400 11,750,081
6.25%, 11/26/25 COP 7,522,800 1,757,304
6.25%, 07/09/36 COP 41,202,600 6,185,531
7.00%, 03/26/31 COP 45,731,000 8,793,536
7.00%, 06/30/32 COP 40,269,400 7,396,523
7.25%, 10/18/34 COP 41,804,100 7,254,412
7.25%, 10/26/50 COP 66,795,100 9,252,714
7.50%, 08/26/26 COP 43,280,500 10,067,974
7.75%, 09/18/30 COP 40,302,400 8,258,298
9.25%, 05/28/42 COP 78,799,800 14,267,646
11.50%, 07/25/46 COP 50,550,200 10,701,882
13.25%, 02/09/33 COP 41,697,700 10,517,622
110,798,816
Par
(000’s) Value
Czech Republic : 4.5%
Czech Republic
Government Bond
0.05%, 11/29/29 CZK 113,180 $ 4,137,130
0.25%, 02/10/27 CZK 192,580 7,863,030
1.20%, 03/13/31 CZK 186,340 6,924,472
1.50%, 04/24/40 CZK 105,000 3,070,586
1.75%, 06/23/32 CZK 185,790 6,905,779
1.95%, 07/30/37 CZK 91,210 3,029,558
2.00%, 10/13/33 CZK 186,400 6,828,981
2.75%, 07/23/29 CZK 186,030 7,745,973
3.00%, 03/03/33 CZK 73,500 2,942,980
3.50%, 05/30/35 CZK 166,430 6,763,198
3.60%, 06/03/36 CZK 50,450 2,049,374
4.50%, 11/11/32 CZK 163,130 7,249,471
4.90%, 04/14/34 CZK 162,980 7,427,309
5.00%, 09/30/30 CZK 187,960 8,594,083
5.50%, 12/12/28 CZK 137,270 6,322,288
5.75%, 03/29/29 CZK 83,880 3,907,735
6.00%, 02/26/26 CZK 12,530 554,194
6.20%, 06/16/31 CZK 74,340 3,614,969
Czech Republic
Government Bond
Reg S
0.95%, 05/15/30 CZK 186,090 6,995,696
1.00%, 06/26/26 CZK 184,090 7,741,664
2.50%, 08/25/28 CZK 193,130 8,064,663
4.20%, 12/04/36 CZK 105,380 4,491,854
123,224,987
Dominican Republic : 1.3%
Dominican Republic
International Bond
144A
10.50%, 03/15/37 DOP 498,900 8,108,420
10.75%, 06/01/36 DOP 583,300 9,667,649
11.25%, 09/15/35 DOP 58,000 985,236
13.62%, 02/03/33 DOP 391,750 7,375,004
Dominican Republic
International Bond
Reg S
10.75%, 06/01/36 DOP 56,000 928,147
11.25%, 09/15/35 DOP 430,650 7,315,376
13.62%, 02/03/33 DOP 26,680 502,272
34,882,104
Hungary : 3.6%
Hungary Government
Bond
1.00%, 11/26/25 † HUF 2,547,040 6,597,056
1.50%, 04/22/26 HUF 2,393,690 6,103,913
1.50%, 08/26/26 † HUF 1,527,190 3,834,526
2.00%, 05/23/29 † HUF 3,870,910 8,635,600
2.25%, 04/20/33 HUF 3,664,180 7,056,304
2.25%, 06/22/34 † HUF 1,178,100 2,144,274
2.75%, 12/22/26 HUF 2,013,590 5,095,173
3.00%, 10/27/27 HUF 3,028,460 7,486,565
3.00%, 08/21/30 HUF 3,278,280 7,290,037
3.00%, 10/27/38 HUF 1,312,360 2,246,759
3.00%, 04/25/41 HUF 996,010 1,601,918
3.25%, 10/22/31 HUF 3,675,150 7,996,724

Par
(000’s) Value
Hungary (continued)
4.50%, 03/23/28 † HUF 1,757,020 $ 4,435,242
4.75%, 11/24/32 HUF 2,970,470 6,917,840
6.75%, 10/22/28 HUF 4,239,230 11,370,276
7.00%, 10/24/35 † HUF 1,735,430 4,578,324
9.50%, 10/21/26 HUF 2,087,140 5,841,841
99,232,372
India : 8.8%
India Government Bond
5.77%, 08/03/30 INR 591,310 6,707,353
5.79%, 05/11/30 INR 602,390 6,853,462
5.85%, 12/01/30 INR 580,880 6,607,131
6.10%, 07/12/31 INR 895,640 10,293,037
6.45%, 10/07/29 INR 696,870 8,165,378
6.54%, 01/17/32 INR 798,560 9,359,238
6.67%, 12/17/50 INR 771,250 8,804,553
6.75%, 12/23/29 INR 124,000 1,470,141
6.79%, 10/07/34 INR 713,670 8,504,259
6.79%, 12/02/34 INR 134,300 1,586,987
6.99%, 12/15/51 INR 984,610 11,674,316
7.02%, 06/18/31 INR 322,230 3,867,874
7.04%, 06/03/29 INR 426,530 5,095,112
7.06%, 04/10/28 INR 353,100 4,216,558
7.10%, 04/18/29 INR 798,020 9,543,949
7.10%, 04/08/34 INR 1,059,900 12,800,285
7.16%, 09/20/50 INR 683,160 8,299,646
7.17%, 04/17/30 INR 550,650 6,627,340
7.18%, 08/14/33 INR 1,134,840 13,757,525
7.18%, 07/24/37 INR 979,610 11,967,303
7.26%, 01/14/29 INR 353,790 4,269,976
7.26%, 08/22/32 INR 774,980 9,467,972
7.26%, 02/06/33 INR 692,580 8,453,410
7.30%, 06/19/53 INR 1,019,700 12,542,357
7.32%, 11/13/30 INR 207,960 2,536,294
7.36%, 09/12/52 INR 946,950 11,688,321
7.37%, 10/23/28 INR 283,630 3,415,090
7.37%, 01/23/54 INR 39,470 487,864
7.38%, 06/20/27 INR 422,050 5,050,403
7.41%, 12/19/36 INR 973,890 12,054,691
7.54%, 05/23/36 INR 792,580 9,897,472
7.72%, 06/15/49 INR 436,100 5,627,408
241,692,705
Indonesia : 7.8%
Indonesia Treasury Bond
5.12%, 04/15/27 IDR 114,595,000 6,718,339
5.50%, 04/15/26 IDR 37,807,000 2,259,405
6.12%, 05/15/28 IDR 94,945,000 5,637,875
6.25%, 06/15/36 IDR 52,960,000 2,975,564
6.38%, 08/15/28 IDR 93,697,000 5,601,566
6.38%, 04/15/32 IDR 153,980,000 8,952,598
6.38%, 07/15/37 IDR 20,000,000 1,132,603
6.50%, 07/15/30 IDR 3,040,000 181,431
6.50%, 02/15/31 IDR 194,637,000 11,478,170
6.62%, 05/15/33 IDR 109,083,000 6,378,325
6.62%, 02/15/34 IDR 154,666,000 9,059,758
6.75%, 07/15/35 IDR 59,548,000 3,511,103
6.88%, 04/15/29 IDR 157,828,000 9,584,193
7.00%, 05/15/27 IDR 110,868,000 6,734,495
7.00%, 09/15/30 IDR 173,635,000 10,525,469
Par
(000’s) Value
Indonesia (continued)
7.00%, 02/15/33 IDR 148,045,000 $ 8,877,585
7.12%, 06/15/38 IDR 104,290,000 6,246,660
7.12%, 06/15/42 IDR 121,422,000 7,248,182
7.12%, 06/15/43 IDR 122,694,000 7,327,669
7.50%, 08/15/32 IDR 57,420,000 3,545,466
7.50%, 06/15/35 IDR 144,020,000 8,896,369
7.50%, 05/15/38 IDR 66,538,000 4,111,633
7.50%, 04/15/40 IDR 145,251,000 8,961,531
8.25%, 05/15/29 IDR 124,576,000 7,909,824
8.25%, 06/15/32 IDR 56,431,000 3,630,258
8.25%, 05/15/36 IDR 130,802,000 8,481,168
8.38%, 09/15/26 IDR 101,240,000 6,267,710
8.38%, 03/15/34 IDR 157,598,000 10,258,095
8.38%, 04/15/39 IDR 62,223,000 4,150,436
8.75%, 05/15/31 IDR 88,120,000 5,769,146
9.00%, 03/15/29 IDR 96,632,000 6,275,186
9.50%, 07/15/31 IDR 30,111,000 2,048,548
10.50%, 08/15/30 IDR 53,160,000 3,723,768
Perusahaan Penerbit
SBSN
4.88%, 07/15/26 IDR 36,390,000 2,149,789
5.88%, 07/15/28 IDR 33,360,000 1,966,119
6.38%, 03/15/34 IDR 43,510,000 2,557,431
6.88%, 03/15/36 IDR 24,600,000 1,495,473
8.88%, 11/15/31 IDR 44,820,000 3,008,023
215,636,963
Malaysia : 8.3%
Malaysia Government
Bond
2.63%, 04/15/31 MYR 38,471 8,179,424
3.50%, 05/31/27 MYR 34,358 7,761,109
3.52%, 04/20/28 MYR 16,564 3,737,698
3.58%, 07/15/32 MYR 25,153 5,620,327
3.73%, 06/15/28 MYR 25,615 5,812,033
3.76%, 05/22/40 MYR 27,999 6,191,157
3.83%, 07/05/34 MYR 28,629 6,480,341
3.88%, 08/15/29 MYR 32,847 7,497,029
3.90%, 11/30/26 MYR 24,499 5,572,197
3.90%, 11/16/27 MYR 26,346 6,005,099
3.91%, 07/15/26 MYR 21,399 4,858,570
4.05%, 04/18/39 MYR 21,142 4,837,924
4.07%, 06/15/50 MYR 31,757 7,084,980
4.18%, 05/16/44 MYR 15,069 3,481,426
4.25%, 05/31/35 MYR 17,183 4,024,354
4.46%, 03/31/53 MYR 27,013 6,400,358
4.50%, 04/30/29 MYR 10,593 2,473,105
4.64%, 11/07/33 MYR 27,204 6,531,369
4.70%, 10/15/42 MYR 28,498 6,997,215
4.76%, 04/07/37 MYR 28,174 6,883,751
4.89%, 06/08/38 MYR 26,336 6,541,577
4.92%, 07/06/48 MYR 18,026 4,571,625
Malaysia Government
Investment Issue
3.42%, 09/30/27 MYR 27,087 6,102,229
3.45%, 07/15/36 MYR 22,896 4,991,949
3.46%, 10/15/30 MYR 30,208 6,749,429
3.60%, 07/31/28 MYR 28,310 6,398,964
3.63%, 08/30/30 MYR 5,390 1,217,427

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Malaysia (continued)
3.73%, 03/31/26 MYR 28,069 $ 6,352,652
3.80%, 10/08/31 MYR 20,687 4,688,149
4.07%, 09/30/26 MYR 31,442 7,160,325
4.12%, 11/30/34 MYR 31,465 7,285,912
4.13%, 07/09/29 MYR 32,757 7,542,014
4.19%, 10/07/32 MYR 27,371 6,349,942
4.25%, 09/30/30 MYR 24,117 5,603,828
4.26%, 07/26/27 MYR 12,220 2,804,809
4.29%, 08/14/43 MYR 32,272 7,543,286
4.37%, 10/31/28 MYR 26,570 6,151,265
4.42%, 09/30/41 MYR 19,208 4,575,985
4.47%, 09/15/39 MYR 32,590 7,804,838
4.66%, 03/31/38 MYR 10,395 2,534,462
229,400,133
Mexico : 5.4%
Mexican Bonos
5.50%, 03/04/27 MXN 99,327 4,594,731
5.75%, 03/05/26 MXN 54,097 2,578,295
7.00%, 09/03/26 MXN 59,302 2,843,348
7.50%, 06/03/27 MXN 37,147 1,778,094
7.50%, 05/26/33 MXN 326,763 14,404,038
7.75%, 05/29/31 MXN 357,564 16,458,629
7.75%, 11/23/34 MXN 402,524 17,721,420
7.75%, 11/13/42 MXN 413,663 16,637,528
8.00%, 05/24/35 MXN 26,945 1,200,944
8.00%, 11/07/47 MXN 271,371 10,993,451
8.00%, 07/31/53 MXN 381,329 15,270,850
8.50%, 03/02/28 MXN 3,766 182,432
8.50%, 03/01/29 MXN 147,133 7,107,074
8.50%, 05/31/29 MXN 310,631 15,015,541
8.50%, 02/28/30 MXN 111,128 5,300,650
8.50%, 11/18/38 MXN 222,164 9,943,518
10.00%, 11/20/36 MXN 102,182 5,236,342
147,266,885
Peru : 3.3%
Peru Government Bond
5.35%, 08/12/40 PEN 25,391 5,738,029
5.40%, 08/12/34 PEN 41,803 10,401,293
5.94%, 02/12/29 PEN 30,787 8,782,258
6.15%, 08/12/32 PEN 46,501 12,755,805
6.35%, 08/12/28 PEN 16,885 4,900,891
6.90%, 08/12/37 PEN 45,075 12,121,058
6.95%, 08/12/31 PEN 43,826 12,787,487
8.20%, 08/12/26 PEN 9,181 2,633,276
Peru Government Bond
144A Reg S
7.30%, 08/12/33 PEN 38,774 11,181,881
7.60%, 08/12/39 PEN 36,075 10,180,409
91,482,387
Poland : 4.2%
Republic of Poland
Government Bond
0.25%, 10/25/26 PLN 17,390 4,172,907
1.25%, 10/25/30 PLN 53,516 11,128,651
1.75%, 04/25/32 PLN 52,902 10,692,244
2.50%, 07/25/26 PLN 6,889 1,722,539
2.50%, 07/25/27 PLN 39,991 9,739,763
2.75%, 04/25/28 PLN 9,984 2,405,193
Par
(000’s) Value
Poland (continued)
2.75%, 10/25/29 PLN 56,533 $ 13,134,239
3.75%, 05/25/27 PLN 33,879 8,512,029
4.75%, 07/25/29 PLN 55,753 14,093,706
5.00%, 01/25/30 PLN 11,908 3,028,209
5.00%, 10/25/34 PLN 35,501 8,677,488
6.00%, 10/25/33 † PLN 61,572 16,239,897
7.50%, 07/25/28 PLN 44,794 12,359,349
115,906,214
Romania : 4.0%
Romania Government
Bond
2.50%, 10/25/27 RON 18,480 3,592,437
3.25%, 06/24/26 RON 21,800 4,550,053
3.50%, 11/25/25 RON 16,485 3,512,183
3.65%, 09/24/31 RON 21,205 3,773,748
4.15%, 01/26/28 RON 21,300 4,320,225
4.15%, 10/24/30 RON 20,385 3,808,475
4.25%, 04/28/36 RON 17,135 2,881,259
4.75%, 10/11/34 RON 21,625 3,864,241
4.85%, 04/22/26 RON 21,250 4,532,508
4.85%, 07/25/29 RON 22,955 4,549,394
5.00%, 02/12/29 RON 21,275 4,306,383
5.80%, 07/26/27 RON 21,950 4,667,950
6.30%, 04/26/28 RON 12,865 2,727,285
6.30%, 04/25/29 RON 21,920 4,608,235
6.70%, 02/25/32 RON 25,010 5,256,997
7.10%, 07/31/34 RON 19,455 4,145,099
7.20%, 10/28/26 RON 24,370 5,314,977
7.20%, 05/31/27 RON 24,520 5,344,813
7.20%, 10/30/33 RON 25,585 5,489,999
7.35%, 04/28/31 RON 25,155 5,460,992
7.90%, 02/24/38 RON 26,070 5,952,735
8.00%, 04/29/30 RON 24,090 5,374,889
8.25%, 09/29/32 RON 25,760 5,869,406
8.75%, 10/30/28 RON 24,575 5,590,104
109,494,387
Serbia : 1.3%
Serbia Treasury Bonds
4.50%, 01/11/26 RSD 736,310 6,785,329
4.50%, 08/20/32 RSD 948,940 8,552,397
5.25%, 07/27/35 RSD 672,990 6,218,870
5.88%, 02/08/28 RSD 755,960 7,264,224
7.00%, 10/26/31 RSD 734,050 7,610,066
36,430,886
South Africa : 5.1%
Republic of South Africa
Government Bond
6.25%, 03/31/36 ZAR 107,304 4,134,718
6.50%, 02/28/41 ZAR 96,443 3,384,273
7.00%, 02/28/31 ZAR 222,638 10,749,135
8.00%, 01/31/30 ZAR 358,973 18,704,660
8.25%, 03/31/32 ZAR 346,515 17,327,135
8.50%, 01/31/37 ZAR 336,583 15,220,147
8.75%, 01/31/44 ZAR 284,301 12,129,628
8.75%, 02/28/48 ZAR 450,461 18,998,440
8.88%, 02/28/35 ZAR 361,986 17,622,874
9.00%, 01/31/40 ZAR 295,925 13,299,941
10.00%, 03/31/33 ZAR 16,935 922,407

Par
(000’s) Value
South Africa (continued)
10.50%, 12/21/26 ZAR 33,346 $ 1,876,650
10.88%, 03/31/38 ZAR 30,735 1,642,011
11.62%, 03/31/53 ZAR 77,441 4,247,278
140,259,297
Supranational : 6.7%
Asian Development Bank
2.50%, 02/15/27 CNY 14,000 1,951,277
Asian Infrastructure
Investment Bank Reg S
5.00%, 03/05/26 MXN 55,650 2,621,119
European Bank for
Reconstruction &
Development
0.87%, 03/04/26 PLN 6,900 1,704,488
3.70%, 02/02/26 CZK 112,340 4,879,495
4.25%, 02/07/28 IDR 47,900,000 2,733,853
5.00%, 10/06/26 IDR 63,083,400 3,734,288
5.12%, 05/01/27 IDR 3,000,000 176,384
6.25%, 04/11/28 INR 221,000 2,571,239
European Bank for
Reconstruction &
Development Reg S
3.01%, 03/13/28 PLN 17,850 4,342,341
5.08%, 12/15/25 MXN 285,870 13,564,032
European Investment
Bank
8.12%, 12/21/26 ZAR 194,015 10,659,786
European Investment
Bank 144A
6.95%, 03/01/29 INR 214,700 2,530,108
European Investment
Bank Reg S
1.00%, 02/25/28 PLN 20,142 4,635,802
2.75%, 08/25/26 PLN 54,208 13,529,963
2.88%, 11/15/29 PLN 4,040 940,690
3.00%, 01/27/26 CZK 13,010 563,429
3.00%, 11/25/29 PLN 33,750 7,882,905
7.40%, 10/23/33 INR 78,000 952,910
8.00%, 05/05/27 ZAR 15,560 853,854
Inter-American
Development Bank
7.00%, 01/25/29 INR 360,000 4,243,365
7.00%, 04/17/33 INR 115,000 1,371,821
7.05%, 04/08/29 INR 235,000 2,774,841
7.35%, 10/06/30 INR 275,000 3,297,201
International Bank for
Reconstruction &
Development
2.00%, 02/18/26 CNY 30,000 4,138,810
2.25%, 01/19/29 CNY 35,000 4,870,913
2.75%, 01/19/27 CNY 56,000 7,826,678
2.75%, 07/26/34 CNY 14,000 1,979,889
4.25%, 01/22/26 MXN 152,740 7,200,971
4.60%, 02/09/26 IDR 88,600,000 5,271,304
5.30%, 06/25/30 MXN 61,000 2,550,322
5.35%, 02/09/29 IDR 4,860,000 281,409
5.73%, 08/02/27 PLN 3,600 940,307
6.75%, 09/08/27 INR 152,500 1,792,049
Par
(000’s) Value
Supranational (continued)
7.25%, 01/21/27 MXN 254,600 $ 12,226,077
8.50%, 04/06/26 MXN 32,500 1,583,597
International Finance
Corp.
5.02%, 02/11/28 MXN 40,000 1,767,013
7.00%, 07/20/27 MXN 261,740 12,395,972
7.50%, 01/18/28 MXN 108,550 5,193,601
7.75%, 01/18/30 MXN 156,880 7,467,007
8.00%, 07/27/27 ZAR 3,010 163,782
12.00%, 11/03/27 COP 7,100,000 1,778,131
International Finance
Corp. Reg S
8.38%, 05/31/29 MXN 235,730 10,862,617
182,805,640
Thailand : 7.3%
Thailand Government
Bond
1.00%, 06/17/27 THB 332,701 9,658,876
1.58%, 12/17/35 THB 229,404 6,505,582
1.60%, 12/17/29 THB 225,073 6,568,943
1.60%, 06/17/35 THB 115,811 3,257,643
2.00%, 12/17/31 THB 352,444 10,486,971
2.00%, 06/17/42 THB 162,186 4,512,500
2.05%, 04/17/28 THB 103,420 3,081,342
2.12%, 12/17/26 THB 262,815 7,805,550
2.25%, 03/17/27 THB 277,778 8,276,121
2.35%, 06/17/26 THB 246,984 7,339,414
2.40%, 11/17/27 THB 266,828 8,006,606
2.40%, 03/17/29 THB 262,221 7,901,463
2.41%, 03/17/35 THB 54,940 1,681,956
2.50%, 11/17/29 THB 255,775 7,801,195
2.65%, 06/17/28 THB 296,578 9,002,293
2.70%, 06/17/40 THB 63,650 1,994,429
2.80%, 06/17/34 THB 261,380 8,227,528
2.88%, 12/17/28 THB 218,170 6,678,256
2.88%, 06/17/46 THB 192,968 5,997,357
2.98%, 06/17/45 THB 72,710 2,305,728
3.30%, 06/17/38 THB 282,390 9,358,564
3.35%, 06/17/33 THB 272,324 8,876,050
3.39%, 06/17/37 THB 291,230 9,731,947
3.40%, 06/17/36 THB 203,833 6,784,940
3.45%, 06/17/43 THB 315,370 10,581,739
3.65%, 06/20/31 THB 213,766 6,950,612
3.77%, 06/25/32 THB 266,643 8,839,882
3.85%, 12/12/25 THB 147,341 4,406,273
4.88%, 06/22/29 THB 242,956 8,051,732
200,671,492
Turkey : 2.5%
Turkiye Government
Bond
10.50%, 08/11/27 TRY 193,210 3,039,377
10.60%, 02/11/26 TRY 79,688 1,619,290
11.00%, 02/24/27 TRY 47,894 803,459
11.70%, 11/13/30 TRY 113,619 1,481,665
12.40%, 03/08/28 TRY 231,043 3,595,041
16.90%, 09/02/26 TRY 139,788 2,730,318
17.30%, 07/19/28 TRY 353,072 6,140,790
17.80%, 07/13/33 TRY 171,435 2,790,467

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Turkey (continued)
26.20%, 10/05/33 TRY 689,910 $ 15,438,553
30.00%, 09/12/29 TRY 642,036 14,926,549
31.08%, 11/08/28 TRY 628,461 15,117,257
67,682,766
Uruguay : 1.1%
Uruguay Government
International Bond
8.25%, 05/21/31 UYU 499,125 11,159,140
9.75%, 07/20/33 UYU 577,527 13,888,589
Uruguay Government
International Bond
144A
8.50%, 03/15/28 UYU 47,695 1,105,814
Uruguay Government
International Bond
Reg S
Par
(000’s) Value
Uruguay (continued)
8.50%, 03/15/28 UYU 202,825 $ 4,702,519
30,856,062
Total Government Obligations
(Cost: $2,800,887,079) 2,660,527,117
Total Investments Before Collateral for
Securities Loaned: 97.3%
(Cost: $2,819,919,591) 2,673,433,959
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN : 0.6%
Money Market Fund: 0.6%
(Cost: $15,631,377)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 15,631,377 15,631,377
Total Investments: 97.9%
(Cost: $2,835,550,968) 2,689,065,336
Other assets less liabilities: 2.1% 57,754,815
NET ASSETS: 100.0% $ 2,746,820,151
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $14,911,545.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $100,644,465, or 3.7% of net assets.